Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 1,427
Increases	6,884
Other	(137)
Net goodwill as of the end of the period	8,174
Exploration & Production
Changes in the carrying amount of goodwill by business segment
Increases	2,642
Net goodwill as of the end of the period	2,642
Gas, Renewables & Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	650
Increases	4,165
Other	(108)
Net goodwill as of the end of the period	4,707
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	491
Other	(16)
Net goodwill as of the end of the period	475
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	256
Increases	77
Other	(12)
Net goodwill as of the end of the period	321
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	30
Other	(1)
Net goodwill as of the end of the period	29
Maersk Oil
Changes in the carrying amount of goodwill by business segment
Increases	2,642
Engie's portfolio of LNG assets
Changes in the carrying amount of goodwill by business segment
Increases	2,791
Direct Energie
Changes in the carrying amount of goodwill by business segment
Increases	$ 1,282